Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Jan. 07, 2025	Apr. 18, 2025
Inducement Agreements [Member]
Warrants issued	2,625,000
Warrants post-split adjusted	65,625
Warrants term	5 years 6 months
Warrants, exercisable for an aggregate of common shares	16,046,466
Beneficial ownership percentage rate	Warrants subject to the beneficial ownership limitation of 4.99% (or 9.99% upon election by a Holder prior to the issuance of any New Warrants on or before January 21, 2025)
Gross proceeds	$ 2.6
Exercise Price	$ 0.20
Warrants, exercisable for an aggregate of common shares, percentage	150.00%
Inducement Agreements [Member] | Xintong [Member]
Equity ownership percentage rate		100.00%
Inducement Agreements [Member] | PRC [Member]
Equity ownership percentage rate		30.00%
Equity Acquisition Agreement [Member]
Equity ownership percentage rate		85.00%
Equity acquisition consideration		$ 66.9
Financing receivable		46.0
Convertible note		$ 13.0